Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction - Remaining contractual commitments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
December 31, 2025	$ 113,844
December 31, 2026	435,240
December 31, 2027	590,392
December 31, 2028	94,500
Total contractual commitments	$ 1,233,976